Huntington VA Macro 100 Fund

The Huntington Funds

Supplement dated July 28, 2011, to the Prospectus dated May 2, 2011 (Huntington VA Funds) and the Statement of Additional Information dated May 2, 2011.

Huntington VA Macro 100 Fund — Principal Investment Strategy Change and Portfolio Manager Change

The Board voted to add disclosure to the Huntington VA Macro 100 Fund’s principal investment strategies section relating to the Fund’s use of active and frequent trading to pursue its investment objective.

The following sentence is hereby added to the end of the section in the summary entitled “Principal Investment Strategies”:

“The Fund may engage in active and frequent trading of securities to pursue its investment objective.”